STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended		29 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Income Statement [Abstract]
Revenue
Expenses
Consulting	145,000	105,975	250,975
Salaries and bonus (Note 4)	447,000		447,000
Office and administration	16,226	4,169	22,675
Professional fees	46,759	42,755	113,573
Supplies and materials		59,130	59,130
Net Expenses	654,985	212,029	893,353
Net loss before other items	(654,985)	(212,029)	(893,353)
Other items
Foreign exchange loss	(1,494)		(1,494)
Interest expense (Note 5)	(3,257)	(117)	(3,374)
Net Other Item	(4,751)	(117)	(4,868)
Net loss for the period	(659,736)	(212,146)	(898,221)
Other comprehensive income (loss)
Foreign currency translation adjustment	(694)	361	(333)
Comprehensive loss for the period	(660,430)	(211,785)	(898,554)
Loss per share - basic and diluted	0	0
Weighted average number of shares outstanding	$ 143,453,042	$ 116,344,800